N-2	Oct. 01, 2026
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	APOLLO DEBT SOLUTIONS BDC
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The following is added to the “Risk Factors – Risks Related to Our Business and Structure” section of the Prospectus:
The Adviser’s Proprietary Daily Valuation Estimates May Be Used in Determining Our Monthly NAV.
Between valuations received from independent third-party valuation firms, including at month-ends that do not coincide with a quarter-end, the Adviser may use its proprietary daily estimated fair values to adjust the carrying value of certain Level 3 investments in connection with our monthly NAV determination. Our monthly NAV per share is the price at which Common Shares are sold and repurchased. As a result, the monthly NAV at which you transact may reflect, in part, the Adviser’s internally generated estimates rather than contemporaneous valuations by independent third-party valuation firms or observable market prices, and may differ, possibly materially, from the value that such a third-party valuation or an actual sale of the investment would yield. These estimates rely on significant unobservable inputs and substantial management judgment, and the Adviser has a financial incentive, through management and performance-based fees calculated on the basis of NAV, in the values it produces. While the Valuation Designee maintains governance procedures intended to oversee this process, there can be no assurance that the resulting valuations will not differ from those that would have been determined by an independent third party.
There may be conflicts of interest in the Valuation Process.
The Adviser and its affiliates may have economic interests that are affected by the asset-level pricing it produces, including interests arising from management fees calculated on the basis of NAV, performance-based compensation and other fee arrangements. These interests may create an incentive for the Adviser to produce valuation information that differs from what an independent third party might determine. The Adviser has implemented internal valuation governance procedures, including oversight by a valuation committee, intended to mitigate these conflicts; however, there can be no assurance that such procedures will eliminate conflicts.
Our Investments in Level 3 Assets are Inherently Difficult to Value.
We invest significantly in securities and instruments for which there is no active public market, limited secondary market activity, or observable transaction prices. Unlike exchange-traded or market-priced securities, valuing such assets requires our Adviser, as “valuation designee,” to rely on significant unobservable inputs and to gather and assess investment-specific and market information and to make significant assumptions — regarding creditworthiness, future cash flows, discount rates, comparable transaction data, and prevailing market conditions — that involve substantial professional judgment and depend heavily on the selection of models and inputs. These assumptions may prove incorrect, different methodologies could produce materially different values, and actual disposition values may differ materially from carrying values. Investors have limited or no ability to independently verify Level 3 valuations, and the methodologies used by our Adviser may change over time, subject to notification to our Board of Trustees.

Daily Pricing Is Not a Measure of Our Performance.
Changes in Daily Pricing from one business day to the next does not constitute, and should not be interpreted as, a measure of the Fund’s performance. Daily Pricing is provided only for additional transparency as an estimated measure reflecting the Adviser’s good faith estimate of fair value as of a specified date. It is not derived from audited financials, official monthly/quarterly valuations or other calculations used for performance reporting purposes. You should refer to our reports to shareholders, factsheets and audited financial statements for any assessment of our performance. Reliance on Daily Pricing to draw conclusions about the Fund’s returns could be misleading and is not an intended use of this information. If you are seeking official Fund performance or audited valuations, you should refer to our shareholder reports and audited financial statements.
The Gap Between Daily Pricing and Official Monthly NAV may be Material.
Daily Pricing is not the Fund’s official net asset value and is not transactional. The Fund’s NAV is determined on a monthly basis in accordance with the Fund’s valuation policies and procedures. As a result, the Fund’s NAV may differ materially from Daily Pricing for any given period, and the NAV will govern for purposes of subscriptions, repurchases, and all other transactional purposes.
There is no assurance that the Fund’s investments could be sold, redeemed, or transferred at the prices reflected in Daily Pricing. Actual realized values may differ materially. Investors should not treat Daily Pricing as a guarantee or assurance of the proceeds that would be received upon redemption, liquidation, or disposition.

The Advisers Proprietary Daily Valuation Estimates May Be Used in Determining Our Monthly NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s Proprietary Daily Valuation Estimates May Be Used in Determining Our Monthly NAV.
Between valuations received from independent third-party valuation firms, including at month-ends that do not coincide with a quarter-end, the Adviser may use its proprietary daily estimated fair values to adjust the carrying value of certain Level 3 investments in connection with our monthly NAV determination. Our monthly NAV per share is the price at which Common Shares are sold and repurchased. As a result, the monthly NAV at which you transact may reflect, in part, the Adviser’s internally generated estimates rather than contemporaneous valuations by independent third-party valuation firms or observable market prices, and may differ, possibly materially, from the value that such a third-party valuation or an actual sale of the investment would yield. These estimates rely on significant unobservable inputs and substantial management judgment, and the Adviser has a financial incentive, through management and performance-based fees calculated on the basis of NAV, in the values it produces. While the Valuation Designee maintains governance procedures intended to oversee this process, there can be no assurance that the resulting valuations will not differ from those that would have been determined by an independent third party.

There may be conflicts of interest in the Valuation Process [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There may be conflicts of interest in the Valuation Process.
The Adviser and its affiliates may have economic interests that are affected by the asset-level pricing it produces, including interests arising from management fees calculated on the basis of NAV, performance-based compensation and other fee arrangements. These interests may create an incentive for the Adviser to produce valuation information that differs from what an independent third party might determine. The Adviser has implemented internal valuation governance procedures, including oversight by a valuation committee, intended to mitigate these conflicts; however, there can be no assurance that such procedures will eliminate conflicts.

Our Investments in Level 3 Assets are Inherently Difficult to Value
General Description of Registrant [Abstract]
Risk [Text Block]
Our Investments in Level 3 Assets are Inherently Difficult to Value.
We invest significantly in securities and instruments for which there is no active public market, limited secondary market activity, or observable transaction prices. Unlike exchange-traded or market-priced securities, valuing such assets requires our Adviser, as “valuation designee,” to rely on significant unobservable inputs and to gather and assess investment-specific and market information and to make significant assumptions — regarding creditworthiness, future cash flows, discount rates, comparable transaction data, and prevailing market conditions — that involve substantial professional judgment and depend heavily on the selection of models and inputs. These assumptions may prove incorrect, different methodologies could produce materially different values, and actual disposition values may differ materially from carrying values. Investors have limited or no ability to independently verify Level 3 valuations, and the methodologies used by our Adviser may change over time, subject to notification to our Board of Trustees.

Daily Pricing Is Not a Measure of Our Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Daily Pricing Is Not a Measure of Our Performance.
Changes in Daily Pricing from one business day to the next does not constitute, and should not be interpreted as, a measure of the Fund’s performance. Daily Pricing is provided only for additional transparency as an estimated measure reflecting the Adviser’s good faith estimate of fair value as of a specified date. It is not derived from audited financials, official monthly/quarterly valuations or other calculations used for performance reporting purposes. You should refer to our reports to shareholders, factsheets and audited financial statements for any assessment of our performance. Reliance on Daily Pricing to draw conclusions about the Fund’s returns could be misleading and is not an intended use of this information. If you are seeking official Fund performance or audited valuations, you should refer to our shareholder reports and audited financial statements.

The Gap Between Daily Pricing and Official Monthly NAV may be Material [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Gap Between Daily Pricing and Official Monthly NAV may be Material.
Daily Pricing is not the Fund’s official net asset value and is not transactional. The Fund’s NAV is determined on a monthly basis in accordance with the Fund’s valuation policies and procedures. As a result, the Fund’s NAV may differ materially from Daily Pricing for any given period, and the NAV will govern for purposes of subscriptions, repurchases, and all other transactional purposes.
There is no assurance that the Fund’s investments could be sold, redeemed, or transferred at the prices reflected in Daily Pricing. Actual realized values may differ materially. Investors should not treat Daily Pricing as a guarantee or assurance of the proceeds that would be received upon redemption, liquidation, or disposition.